                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



FORM N-Q
--------

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                    811-2806

Exact name of registrant as specified in charter:      Delaware Group Cash
                                                       Reserve

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               March 31

Date of reporting period:                              June 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.


SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE CASH RESERVE FUND
--------------------------

June 30, 2005

                                                                                                     PRINCIPAL          MARKET
                                                                                                     AMOUNT             VALUE
#COMMERCIAL PAPER- 76.05%
Financial Services - 50.58%
oAmstel Funding
   3.216% 8/24/05                                                                                    $10,000,000         $9,952,150
   3.305% 7/15/05                                                                                      4,207,000          4,201,601
oAquinas Funding 3.39% 7/1/05                                                                         20,000,000         20,000,000
oBarton Capital 3.274% 7/14/05                                                                        10,000,000          9,988,192
oCiesco 3.276% 7/18/05                                                                                10,000,000          9,984,558
oCorporate Receivables Funding 3.246% 8/10/05                                                          8,000,000          7,971,289
Danske
   3.034% 7/7/05                                                                                       9,100,000          9,095,435
   3.045% 7/15/05                                                                                      5,000,000          4,994,128
Dexia 3.253% 8/25/05                                                                                  10,000,000          9,951,277
oEiffel Funding
   3.246% 8/10/05                                                                                      4,000,000          3,985,644
   3.40% 7/1/05                                                                                       16,000,000         16,000,000
General Electric Capital 3.274% 7/13/05                                                                9,250,000          9,239,918
oSigma Finance 3.168% 8/15/05                                                                          8,000,000          7,968,600
oStarbird Funding
   3.266% 8/30/05                                                                                      7,000,000          6,962,200
   3.359% 9/16/05                                                                                     10,000,000          9,928,775
oSteamboat Funding
   3.188% 7/15/05                                                                                     12,339,000         12,323,741
   3.40% 7/1/05                                                                                        8,000,000          8,000,000
oSurrey Funding
   3.079% 7/19/05                                                                                     11,500,000         11,482,434
   3.353% 9/14/05                                                                                      8,000,000          7,944,583
Swiss RE Financial Products 2.799% 7/13/05                                                             5,000,000          4,995,400
oThree Pillars Funding
   3.188% 7/13/05                                                                                     11,000,000         10,988,340
   3.259% 7/20/05                                                                                      6,397,000          6,386,027
UBS Finance 3.39% 7/1/05                                                                              20,000,000         20,000,001
oWAL-MART Funding 3.339% 8/22/05                                                                      10,000,000          9,952,044
                                                                                                                        -----------
                                                                                                                        232,296,337
                                                                                                                        -----------
Industrial - 8.71%
Gillette Company  3.34% 7/1/05                                                                        20,000,000         20,000,000
Total Capital  3.272% 7/5/05                                                                          20,000,000         19,992,733
                                                                                                                        -----------
                                                                                                                         39,992,733
                                                                                                                        -----------
Mortgage Bankers & Brokers - 16.76%
Credit Suisse First Boston 3.491% 11/21/05                                                             8,000,000          7,890,684
Credit Suisse New York 3.272% 7/5/05                                                                  12,000,000         11,995,641
KFW International Finance 2.811% 7/21/05                                                              10,000,000          9,984,611
Morgan Stanley 3.278% 7/26/05                                                                         15,000,000         14,965,938
Nordea North America
   3.033% 7/6/05                                                                                      10,000,000          9,995,819
   3.043% 7/7/05                                                                                       5,000,000          4,997,483
Westpac Capital 3.20% 8/22/05                                                                         10,000,000          9,954,139
Westpac Trust 3.076% 7/15/05                                                                           7,200,000          7,191,460
                                                                                                                        -----------
                                                                                                                         76,975,775
                                                                                                                        -----------
TOTAL COMMERCIAL PAPER (cost $349,264,845)                                                                              349,264,845
                                                                                                                        ===========

CERTIFICATES OF DEPOSIT- 17.42%
Domestic Certificates of Deposit - 13.06%
oBank of America 3.31% 6/7/06                                                                         10,000,000         10,000,000
#First Tennessee Bank 3.24% 8/15/05                                                                   10,000,000         10,000,000
#HBOS Treasury Services 3.27% 9/6/05                                                                  10,000,000         10,000,000

#PNC Bank 3.34% 9/9/05                                                                                10,000,000         10,000,000
oWashington Mutual Bank 3.14% 5/31/06                                                                 10,000,000         10,000,000
#Wilmington Trust 3.08% 7/11/05                                                                       10,000,000         10,000,024
                                                                                                                       ------------
                                                                                                                         60,000,024
                                                                                                                       ------------

#Foreign Certificates of Deposit - 4.36%
HBOS Treasury Services 2.80% 7/14/05                                                                  10,000,000         10,000,033
Societe Generale 3.27% 9/1/05                                                                         10,000,000          9,999,799
                                                                                                                       ------------
                                                                                                                         19,999,832
                                                                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT (cost $79,999,856)                                                                         79,999,856
                                                                                                                       ------------

oVARIABLE RATE DEMAND NOTES- 3.92%
North Texas Higher Education Authority 3.32% 12/1/44 (AMBAC)                                           8,000,000          8,000,000
Orange County Housing Finance Authority 2.26% 10/1/32 (FNMA) (AMT)                                     5,000,000          4,999,250
PCP Investors 3.27% 12/1/24                                                                            2,000,000          2,000,000
Stephens & Stephens 3.42% 11/1/34                                                                      3,000,000          3,000,000
                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (cost $17,999,250)                                                                      17,999,250
                                                                                                                       ============


TOTAL MARKET VALUE OF SECURITIES - 97.39%
   (cost $447,263,951)o                                                                                                 447,263,951
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.61%                                                      11,979,533
                                                                                                                       ============
NET ASSETS APPLICABLE TO 459,592,148 SHARES OUTSTANDING - 100.00%                                                      $459,243,484
                                                                                                                       ============

#The interest rate shown is the effective yield as of the time of purchase. oAsset-backed Commercial Paper.
oAlso the cost for federal income tax purposes.
oVariable rate notes. The interest rate shown is the rate as of June 30, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FNMA - Insured by Federal National Mortgage Association

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Cash Reserve - Delaware Cash Reserve Fund (the "Fund").

SECURITY VALUATION- Securities are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

2. INVESTMENTS
For federal income tax purposes, at March 31, 2005, capital loss carryforwards of $348,776 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


CERTIFICATION
-------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Cash Reserve;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 29, 2005

CERTIFICATION
-------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Cash Reserve;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  August 29, 2005

SIGNATURES
----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP CASH RESERVE


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 29, 2005


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  August 29, 2005